Share Capital	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Share Capital
Share Capital
Under our Articles of Incorporation, we have an authorized share capital of $10 million, represented by 1.0 billion shares of any class with a nominal value of $0.01 per share. At December 31, 2018, there were 138.0 million common shares issued and outstanding.
In June 2018, Intelsat S.A. completed an offering of 15,498,652 common shares, nominal value 0.01 per share, at a public offering price of 14.84 per common share.